Intangible assets - Changes in intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in intangible assets
Balance at the beginning	R$ 430,504	R$ 224,516
Addition	266,958	303,630
Write-offs	(9,439)	(47,898)
Transfer	0
Amortization or Impairment	(158,183)	(51,044)
Balance at the end	1,238,629	430,504
Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	428,912
Balance at the end		428,912
Licences [member]
Changes in intangible assets
Balance at the beginning	47,150	29,489
Addition	54,934	99,483
Write-offs	(2,041)	(40,435)
Transfer	(1,419)	(3,350)
Amortization or Impairment	(122,029)	(38,037)
Balance at the end	132,217	47,150
Capitalised development expenditure [member]
Changes in intangible assets
Balance at the beginning	115,417	69,144
Addition	30	3,903
Write-offs	(253)
Transfer	104,675	51,638
Amortization or Impairment	(34,304)	(9,268)
Balance at the end	185,565	115,417
Capitalised development expenditure [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	115,417
Balance at the end		115,417
Customer-related intangible assets [member]
Changes in intangible assets
Balance at the beginning	5,602	7,710
Addition		1,631
Write-offs	(103)
Amortization or Impairment	(1,850)	(3,739)
Balance at the end	8,376	5,602
Customer-related intangible assets [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	10,329
Balance at the end		10,329
Goodwill [member]
Changes in intangible assets
Balance at the beginning	90,702	38,964
Addition		51,737
Balance at the end	632,796	90,702
Goodwill [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	78,037
Balance at the end		78,037
Intangible assets under development [member]
Changes in intangible assets
Balance at the beginning	171,633	79,209
Addition	211,994	146,876
Write-offs	(7,042)	(7,463)
Transfer	(103,256)	(48,288)
Balance at the end	279,675	171,633
Intangible assets under development [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	R$ 177,979
Balance at the end		R$ 177,979